LOAN RECEIVABLE - Composition of loan portfolio, including loans held for sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
One- to four-family residential	$ 231,626	$ 236,236
Multi-family residential	20,501	22,805
Construction	8,327	7,141
Commercial	81,357	72,755
Consumer	921	2,278
Loans receivable, gross	342,732	341,215
Undisbursed portion of loans in process	4,300	3,157
Deferred loan origination fees	(899)	(476)
Allowance for loan losses	2,236	1,697
Loans receivable - net and loans held for sale	$ 337,095	$ 336,837